Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2022	December 31, 2022	June 30, 2023
Period-end spot rate	SGD1.00 = RM3.1708	SGD1.00 = RM3.2860	SGD1.00 = RM3.4518
Average rate	SGD1.00 = RM3.1296	SGD1.00 = RM3.1917	SGD1.00 = RM3.3382

Period-end spot rate	SGD1.00 = USD0.7193	SGD1.00 = USD0.7460	SGD1.00 = USD0.7395
Average rate	SGD1.00 = USD0.7326	SGD1.00 = USD0.7241	SGD1.00 = USD0.7484

Schedule of estimated useful lives
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3 years
Office equipment	3 years